Simple Agreements for Future Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended
	Jan. 19, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021
Simple Agreements For Future Equity [Line Items]
Proceeds from issuance of SAFE agreements			$ 5,005	$ 7,100	$ 6,965
Number of simple agreement for future equity shares issued				4,151,942
Simple agreements for future equity (SAFE)				$ 14,808	14,808
Change in fair value of SAFE liability			$ 885		7,693
2020 SAFEs [Member]
Simple Agreements For Future Equity [Line Items]
Proceeds from issuance of SAFE agreements		$ 5,000
Fair value simple agreements for future equity	$ 14,800			14,800	14,800	$ 5,900
Simple agreements for future equity (SAFE)				14,800	$ 14,800
2020 SAFEs [Member] | Series A-1 preferred stock [Member]
Simple Agreements For Future Equity [Line Items]
Number of shares converted	2,818,034
Conversion price	$ 1.2420
2020 SAFEs [Member] | Series A-2 preferred stock [Member]
Simple Agreements For Future Equity [Line Items]
Number of shares converted	605,850
Conversion price	$ 2.4841
2020 SAFEs [Member] | Series A-3 preferred stock [Member]
Simple Agreements For Future Equity [Line Items]
Number of shares converted	728,058
Conversion price	$ 2.8981
2020 SAFEs [Member] | Other Expense [Member]
Simple Agreements For Future Equity [Line Items]
Change in fair value of SAFE liability		$ 900		$ 7,700